VOYAGE REVENUES	12 Months Ended
Dec. 31, 2018
VOYAGE REVENUES [Abstract]
VOYAGE REVENUES
16.	VOYAGE REVENUES

Our voyage revenues for the year ended December 31, 2018 consist of timecharter revenues and spot charter revenues with the following split:

All amounts in USD ‘000	2018	2017	2016
Spot charter revenues*	259,978	257,978	325,314
Time charter revenues	29,038	39,646	32,137
Total Voyage Revenues	289,016	297,141	357,451

*Spot charter revenues for 2018 is presented in accordance we ASC 606 Revenue from Contracts with Customers. The comparative information has not been restated.

The future minimum revenues as at December 31, 2018 related to timecharter revenues are as follows:

All amounts in USD ‘000	Amount
2019	18,315
2020	7,686
2021	7,315
Future minimum revenues	33,316

Time-charter agreements with profit-sharing mechanisms have been included with the minimum rates agreed in the contracts.